Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net Income (Loss)	$ (37,845,629)	$ 1,696,654	$ 1,993,262
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation of property and equipment	13,088	11,559	8,306
Amortization of right-of-use asset	70,324	109,418	92,582
Allowance for credit losses	4,907,912	50,831	249,708
Reversal of allowance for credit losses	(2,402)	(125,565)
Share-based compensation	35,000,000
Accounts receivable	(1,952,899)	(976,663)	(6,419,900)
Prepayments and other current assets	(1,809,992)	(2,342,270)	80,514
Prepayment to a related party	(2,000,000)
Amount due from related parties		106,674	(89,823)
Right of use assets	(2,460)	44,181	(445,266)
Deferred tax assets	(455,788)	101,122	5,813
Accounts payable	(1,607,402)	740,720	3,546,753
Contract liabilities	(33,925)	(111,109)	(11,289)
Taxes payable	219,011	203,426	399,017
Lease liabilities	(86,956)	(146,214)	361,610
Accrued expenses and other liabilities	32,630	223,464	48,775
Amount due to related party		1,405
Net cash used in operating activities	(5,554,488)	(412,367)	(179,938)
Cash flows from investing activity
Purchase of property and equipment	(43,611)		(38,867)
Net cash used in investing activity	(43,611)		(38,867)
Cash flows from financing activities:
Proceeds from Initial Public Offering	6,900,000
Proceeds from borrowings from related parties			1,416
Payment of deferred offering cost	(1,155,954)	(286,373)
Loans from related parties	301,473	1,091,527	477,532
Repayment of loans to related parties	(254,872)	(501,128)	(237,263)
Net cash provided by financing activities	5,790,647	304,027	241,685
Effect of exchange rate changes on cash held in foreign currencies	1,071	21,535	(43)
Net increase (decrease) in cash	193,619	(86,806)	22,837
Cash and cash equivalents at beginning of the year	57,817	144,623	121,786
Cash and cash equivalents at end of the year	251,436	57,817	144,623
Supplemental disclosures of cash flows information:
Cash paid for income taxes	33,724	15,918
Supplemental disclosures of non-cash flows information:
Reclassification of deferred offering costs to additional paid-in capital	$ 1,443,049		$ 441,968